Schedule of Stock-Based Compensation Expense Included in Cost of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	$ 2,409	$ 4,247	$ 6,483	$ 9,334	$ 13,716	$ 22,873
Stock based compensation expense					1,648	2,058
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	613	1,130	1,256	2,680	4,256	11,415
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	368	862	607	1,916	2,708	5,689
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	829	1,848	3,813	3,747	6,752	5,769
Cost of 3D Printer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	474	269	613	658
Stock based compensation expense					999	1,622
Cost of Support Services [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	125	138	194	333
Stock based compensation expense					649	436
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	1,834	3,101	5,425	6,930	9,637	16,575
Stock based compensation expense					1,644	1,995
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	1	39	5	99	121	515
Stock based compensation expense					4	63
Earnout Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	$ 574	$ 1,107	$ 1,053	$ 2,305	$ 3,958	$ 5,783